Loans - Major classifications of loans (Details) - USD ($) $ in Thousands	Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	$ 227,069		$ 202,393
Net deferred loan origination costs	113		248
Allowance for loan losses	(990)	[1]	(811)	$ (653)
Net Loans	226,192		201,830
Real estate loans: | Secured by one-to-four family residences
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	188,573		177,037
Allowance for loan losses	(584)		(524)	(448)
Real estate loans: | Secured by multi-family residences
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	5,103		5,146
Allowance for loan losses	(38)		(39)	(29)
Real estate loans: | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	6,134		1,251
Allowance for loan losses	(31)		(6)	(6)
Real estate loans: | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	8,440		3,522
Allowance for loan losses	(84)		(35)	(14)
Real estate loans: | Home equity lines of credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	16,797		14,523
Allowance for loan losses	(112)		(101)	(87)
Other Loans Portfolio Segment | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	1,947		853
Allowance for loan losses	(28)		(11)	$ (1)
Other Loans Portfolio Segment | Other loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	$ 75		$ 61

[1]	All Loans are collectively evaluated for impairment.